INVESTMENTS, Balance of Investments, by Maturity Groupings (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	S/ 39,597,342	S/ 36,570,436
Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	8,773,781	9,968,400
Up to 3 Months [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	4,631,496	5,297,064
Up to 3 Months [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	161,924	102,203
From 3 Months to 1 Year [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	8,960,899	7,778,579
From 3 Months to 1 Year [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	196,986	1,309,800
From 1 to 3 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	5,259,160	5,409,142
From 1 to 3 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	642,039	733,057
From 3 to 5 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	5,176,129	5,378,056
From 3 to 5 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	2,211,166	1,193,767
More than 5 Years [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	15,422,394	12,372,792
More than 5 Years [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	5,561,666	6,629,573
Without Maturity [Member] | At Fair Value through Other Comprehensive Income [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	147,264	334,803
Without Maturity [Member] | Amortized Cost [Member]
Balance of investments classified by maturity [Abstract]
Balance of investments	S/ 0	S/ 0